Stockholders’ Deficit (Details Narrative) $ / shares in Units, $ in Millions									1 Months Ended						3 Months Ended	12 Months Ended
	Dec. 20, 2022 $ / shares shares	Sep. 15, 2022 Integer	Mar. 31, 2022 $ / shares shares	Mar. 24, 2022 $ / shares shares	Feb. 15, 2022 USD ($) shares	Oct. 26, 2021 USD ($) $ / shares shares	Oct. 21, 2021 shares	Oct. 12, 2021 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	May 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 $ / shares shares	Oct. 31, 2021 $ / shares shares	May 31, 2021 $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares shares	Mar. 20, 2023 $ / shares shares	Mar. 15, 2023 $ / shares	Mar. 13, 2023 $ / shares shares	Feb. 28, 2023 shares	Feb. 17, 2023 $ / shares shares	Dec. 16, 2022 $ / shares shares	Oct. 03, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jun. 28, 2022 $ / shares shares	May 24, 2022 $ / shares shares	May 04, 2022 USD ($) $ / shares shares	Apr. 25, 2022 $ / shares	Mar. 01, 2022 $ / shares shares	Jan. 31, 2022 $ / shares shares	Jan. 13, 2022 $ / shares shares	Dec. 15, 2021 $ / shares shares	May 20, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares	Jun. 09, 2020 $ / shares shares	Apr. 24, 2020 $ / shares shares	Jun. 10, 2019 $ / shares shares	Apr. 11, 2019 $ / shares shares	Jun. 26, 2018 $ / shares shares	May 24, 2018 $ / shares shares	Jan. 17, 2018 $ / shares shares	Jun. 11, 2014 $ / shares shares
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 56.25
Class of warrant or right exercise price out of the money threshold | $ / shares															$ 2.50	6.25
Preferred Stock, Par or Stated Value Per Share | $ / shares																0.0001	$ 0.0001																$ 0.0001
Temporary Equity, Par or Stated Value Per Share | $ / shares																$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized | shares																5,000,000	5,000,000																5,000,000
Preferred Stock, Shares Issued | shares																0	0
Common Stock, Shares Authorized | shares																500,000,000	500,000,000																500,000,000									300,000,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001														$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001					$ 0.01						$ 0.0001												$ 0.0001
Warrants and Rights Outstanding, Term																										5 years				5 years		5 years
Class of Warrant or Right, Outstanding | shares															3,180,282	2,052,361
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																2,347	4,232
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 1.625		$ 2.50		$ 2.50		$ 2.50				$ 1.625	$ 1.625	$ 309.56		$ 897.56		$ 735.00		$ 1,875.00		$ 1.625	$ 1.625	$ 11,962.50	$ 11,962.50	$ 14,062.50	$ 14,062.50		$ 6,918.75
Class of Warrant or Right, Outstanding | shares																369,230		258,584		240,000		653,538				582,886	1,016,935	6,666		8,303		8,003		30,582		1,092	1,639	1,480	888		452		4
A 50 Senior Subordinated Notes [Member]
Class of Warrant or Right [Line Items]
Exchange agreement aggregate principal amount redeemed | $																												$ 4.8
Adjuvant And May 2022 Notes [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments | Integer		942,080
Class of Warrant or Right, Number of Securities Called by Warrants or Rights During Period | shares															718,704	260,692
Class of Warrant or Right, Outstanding | shares															14,238,827	4,490,202
A 80 Senior Subordinated Notes Due 2025 Issued December 2022 [Member]
Class of Warrant or Right [Line Items]
Debt Instrument, Convertible, Increase (Decrease) in Number of Equity Instruments | shares	3,808,814														10,467,332
Minimum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation															4.99%	4.99%
Maximum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation															19.99%	19.99%
Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares													26,666
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares													$ 1,875
Sale of Stock, Number of Shares Issued in Transaction | shares										181,320			26,666	9,142
Sale of Stock, Price Per Share | $ / shares										$ 93.75			$ 1,875	$ 3,281.25
Sale of Stock, Consideration Received on Transaction | $										$ 18.1				$ 28.0
Payment of Financing and Stock Issuance Costs | $										$ 5.9
Second May 2022 Public Offering [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Price Per Share | $ / shares										$ 93.63
Series B1 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares								$ 1,181.25			$ 587.50
Temporary equity shares exchange of convertible securities | shares				1,700
Series B1 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares								5,000				5,000
Preferred Stock, Par or Stated Value Per Share | $ / shares								$ 0.0001				$ 0.0001
Sale of Stock, Price Per Share | $ / shares								$ 1,000.00				$ 1,000.00
Conversion of Stock, Shares Converted | shares							5,000				1,200	5,000
Sale of Stock, Consideration Received on Transaction | $								$ 4.6
Series B1 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Redemption Price Per Share | $ / shares						$ 1,125
Series B-2 Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Convertible, Conversion Price | $ / shares											$ 587.50
Temporary equity shares exchange of convertible securities | shares				1,700
Exchange Agreement, Number Of Convertible Shares To Be Redeemed | shares																												2,100
Series B-2 Convertible Preferred Stock [Member] | Registered Direct Offering [Member]
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares						5,000						5,000
Preferred Stock, Par or Stated Value Per Share | $ / shares						$ 0.0001						$ 0.0001
Sale of Stock, Price Per Share | $ / shares						$ 1,000.00						$ 1,000.00
Sale of Stock, Consideration Received on Transaction | $						$ 5.0
Series B-2 Convertible Preferred Stock [Member] | Registered Direct Offering [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Redemption Price Per Share | $ / shares																													$ 332.50
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares								4,232			2,347
Common Stock, Par or Stated Value Per Share | $ / shares			$ 675.00
Stock issued during period shares issued for commitment fee | shares			8,648
Common Stock [Member] | Seven Knots LLC [Member]
Class of Warrant or Right [Line Items]
Stock sale agreement authorized amount | $					$ 50.0
Stock issued during period shares issued for commitment fee | shares					1,025
Series C Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Temporary equity shares exchange of convertible securities | shares				1,700
Temporary Equity, Par or Stated Value Per Share | $ / shares				$ 0.0001
Temporary equity stated value per share | $ / shares				$ 1,000.00
Exchange Agreement, Number Of Convertible Shares To Be Redeemed | shares																												1,700
Series D Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Preferred Stock, Par or Stated Value Per Share | $ / shares																							$ 0.0001
Preferred Stock, Shares Authorized | shares																							70
Preferred stock voting rights power percentage																							1.00%
Preferred Stock, Shares Issued | shares																							70
Security Purchase Agreement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares															3,180,282						1,152,122										8,003				2,732
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 35.70																$ 735				$ 4,575
June 2022 Baker Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															1.625	$ 4.0625									$ 26.25
Common Stock, Par or Stated Value Per Share | $ / shares									$ 0.0001
June 2022 Baker Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares									582,886
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares									$ 93.75
June 2022 Baker Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation									4.99%
June 2022 Baker Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation									19.99%
March 2022 Baker Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															0.8125
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										6,666																		6,666
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 309.56					2.50													$ 309.56
Warrants and Rights Outstanding, Term										5 years																		5 years
Warrant [Member] | Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			8,303
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 897.50
Second May 2022 Public Offering [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															0.8125										$ 26.25
Class of Warrant or Right, Number of Securities Called by Warrants or Rights During Period | shares																282,518
Exchange Agreement Warrants [Member]
Class of Warrant or Right [Line Items]
Exchange agreement number of warrants to be issued | shares																												6,666
May 2022 Public Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															0.8125	$ 4.0625
May 2022 Public Offering Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										362,640
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 93.75
Warrants and Rights Outstanding, Term										5 years
May 2022 Public Offering Warrants [Member] | Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 1.625
May 2022 Public Offering Pre-Funded Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										102,680
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.125
May 2022 Public Offering Pre-Funded Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										102,680
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.125
Second May 2022 Public Offering Warrants [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										568,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 93.75
Warrants and Rights Outstanding, Term										5 years
Second May 2022 Public Offering Warrants [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										205,360
Second May 2022 Public Offering Warrants [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation										4.99%
Second May 2022 Public Offering Warrants [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Debt instrument convertible beneficial ownership limitation										19.99%